Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share capital (Note 22)	Share premium (Note 22)	Cumulative translation adjustment	Equity-settled compensation	Cash flow hedge	Other Reserves	Treasury shares	Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries	Retained earnings	Non- controlling interest
Balance at beginning of period at Dec. 31, 2021		$ 1,047,830	$ 1,011,719	$ 183,573	$ 851,060	$ (514,609)	$ 16,073	$ (60,932)	$ 106,172	$ (16,909)	$ 289,982	$ 41,574	$ 115,735	$ 36,111
Profit for the year		108,606	108,138										108,138	468
Other comprehensive income:
Exchange differences on translating foreign operations		98,741	93,947			58,580					35,367			4,794
Cash flow hedge	[1]	16,060	16,060					16,060
Revaluation surplus	[2]	(46,903)	(43,440)								(43,440)			(3,463)
Other comprehensive income / (loss) for the year		67,898	66,567			58,580		16,060			(8,073)			1,331
Total comprehensive income for the year		176,504	174,705			58,580		16,060			(8,073)		108,138	1,799
Reduction of issued share capital of the company (Note22)		0	0	(16,500)						16,500
Reserves for the benefit of government grants	[3]	0							21,531				(21,531)
Employee share options, exercised		2,124	2,124		2,432		(778)			470
Restricted shares, value of employee services		7,563	7,563				7,563
Restricted shares, vested		1,824	1,824		4,647		(4,066)		1,243
Restricted shares, forfeited		0	0						85	(85)
Restricted shares, granted		0	0						(2,106)	2,106
Purchase of own shares (Note 22)		(36,844)	(36,844)		(29,970)					(6,874)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(358)												(358)
Balance at end of period at Dec. 31, 2022		1,163,643	1,126,091	167,073	793,169	(456,029)	18,792	(44,872)	126,925	(4,792)	281,909	41,574	202,342	37,552
Profit for the year		226,721	226,291										226,291	430
Other comprehensive income:
Exchange differences on translating foreign operations		(222,166)	(211,355)			(147,832)					(63,523)			(10,811)
Cash flow hedge	[4]	27,748	27,748					27,748
Revaluation surplus	[5]	122,793	112,360								112,360			10,433
Reserve of the revaluation surplus derived from the disposals of assets	[6]	0	0								(13,148)		13,148
Other comprehensive income / (loss) for the year		(71,625)	(71,247)			(147,832)		27,748			35,689		13,148	(378)
Total comprehensive income for the year		155,096	155,044			(147,832)		27,748			35,689		239,439	52
Reserves for the benefit of government grants	[7]	0	0						22,992				(22,992)
Employee share options, exercised		214	214		236		(77)			55
Restricted shares, value of employee services		6,084	6,084				6,084
Restricted shares, vested		2,937	2,937		7,528		(6,145)		1,554
Restricted shares, forfeited		0	0						30	(30)
Restricted shares, granted		0	0						(824)	824
Purchase of own shares (Note 22)		(26,242)	(26,242)		(22,123)					(4,119)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(1,084)												(1,084)
Balance at end of period at Dec. 31, 2023		1,265,648	1,229,128	167,073	743,810	(603,861)	18,654	(17,124)	150,677	(8,062)	317,598	41,574	418,789	36,520
Profit for the year		92,101	92,340										92,340	(239)
Other comprehensive income:
Exchange differences on translating foreign operations		396,416	370,356			190,104					180,252			26,060
Cash flow hedge	[8]	17,124	17,124					17,124
Revaluation surplus	[9]	(268,415)	(245,654)								(245,654)			(22,761)
Reserve of the revaluation surplus derived from the disposals of assets	[10]	0	0								(6,935)		6,935
Other comprehensive income / (loss) for the year		145,125	141,826			190,104		17,124			(72,337)		6,935	3,299
Total comprehensive income for the year		237,226	234,166			190,104		17,124			(72,337)		99,275	3,060
Reserves for the benefit of government grants	[11]	0
Employee share options, exercised		99	99		115		(38)			22
Restricted shares, value of employee services		4,759	4,759				4,759
Restricted shares, vested		2,885	2,885		7,540		(6,111)		1,456
Restricted shares, forfeited		0	0						34	(34)
Restricted shares, granted		0	0						(906)	906
Purchase of own shares (Note 22)		(66,887)	(66,887)		(57,066)					(9,821)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(629)												(629)
Balance at end of period at Dec. 31, 2024		$ 1,408,101	$ 1,369,150	$ 167,073	$ 659,399	$ (413,757)	$ 17,264	$ 0	$ 151,261	$ (16,989)	$ 245,261	$ 41,574	$ 518,064	$ 38,951

[1]	Net of ($7,337) of income tax.
[2]	Net of ($25,307) of Income tax.
[3]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (see Note 24).
[4]	Net of $(8,498) of Income tax
[5]	Net of $62,988 of Income tax.
[6]	Net of $10,492 of Income tax.
[7]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (see Note 24).
[8]	Net of $(7,092) of Income tax.
[9]	Net of $144,971 of Income tax.
[10]	Net of $2,265 of Income tax.
[11]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (see Note 24).